Share-based Payment - Additional Information (Detail) R$ in Thousands	May 21, 2019 BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Replacement of stock option plan | shares	5,029,000
Number of shares granted in replacement of existing option plan | shares	2,396,110
Incremental cost in replacement of existing option plan	R$ 52,897
Incremental cost recognized in replacement of existing option plan	29,294
Incremental cost to be recognized in replacement of existing option plan	R$ 23,603